N-2	Mar. 25, 2025
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On March 25, 2025 (the “Closing Date”), Barn Owl Funding LLC (“Barn Owl Funding”), a Delaware limited liability company and newly formed wholly-owned subsidiary of Apollo Debt Solutions BDC, a Delaware statutory trust (the “Company” or “us”), entered into a credit agreement (the “Barn Owl Funding Credit Agreement”), with Barn Owl Funding, as borrower, the Company, in its capacities as collateral manager and subordinated investor and Bank of America, N.A., as lender (the “Lender”). From time to time, Barn Owl Funding expects to use amounts borrowed under the Barn Owl Funding Credit Agreement to acquire eligible assets from the Company composed primarily of first priority corporate loans pursuant to the terms of the Loan Sale Agreement (as defined below), to ramp-up
a portfolio of assets to be pledged as collateral for a future collateralized loan obligation transaction (the “Barn Owl Funding Debt Securitization”), which is expected to be arranged by an affiliate of the Lender. The Company retains a residual interest in assets acquired by Barn Owl Funding through its ownership of subordinated notes issued by Barn Owl Funding. The maximum principal amount of the Barn Owl Funding Credit Agreement, which can be drawn upon by Barn Owl Funding subject to certain conditions in the Barn Owl Funding Credit Agreement, is $160 million as of the Closing Date, and can be increased up to $360 million following the pricing date of the Barn Owl Funding Debt Securitization.
The Barn Owl Funding Credit Agreement provides for the ability to draw and re-draw
revolving loans under the Barn Owl Funding Credit Agreement after the Closing Date until commitments are terminated as provided in the Barn Owl Funding Credit Agreement. Unless otherwise terminated or extended, the Barn Owl Funding Credit Agreement will mature on the date which is two years after the Closing Date (the “Barn Owl Funding Warehouse Final Maturity Date”). Prior to the Barn Owl Funding Warehouse Final Maturity Date, proceeds received by Barn Owl Funding from principal and interest, dividends, or fees on assets must be used to pay fees, expenses and interest on outstanding borrowings. On the Barn Owl Funding Warehouse Final Maturity Date, Barn Owl Funding must pay in full all outstanding fees and expenses and all principal and interest on outstanding borrowings, and the excess may be returned to the Company or to Barn Owl Funding for use in the manner required under the Barn Owl Funding Debt Securitization documents, as described in the Barn Owl Funding Credit Agreement.
Under the Barn Owl Funding Credit Agreement, Barn Owl Funding is permitted to borrow amounts in U.S. dollars. Amounts drawn under the Barn Owl Funding Credit Agreement will bear interest at the daily secured overnight financing rate published by the Federal Reserve Bank of New York (the “Daily SOFR”), in each case, plus a margin. Borrowings under the Barn Owl Funding Credit Agreement bear interest at Daily SOFR plus a spread of (x) prior to and excluding the
12-month
anniversary of the Closing Date, 1.15% and (y) thereafter, 1.65%. The Barn Owl Funding Credit Agreement contains customary covenants, including certain limitations on the activities of Barn Owl Funding, including limitations on incurrence of incremental indebtedness and customary events of default. The Lender under the Barn Owl Funding Credit Agreement is secured by a perfected first priority security interest in the assets of Barn Owl Funding and on any payments received by Barn Owl Funding in respect of those assets. Pursuant to the Barn Owl Funding Credit Agreement, Barn Owl Funding pledged its assets to the Lender under the Barn Owl Funding Credit Agreement. The assets pledged to the Lender pursuant to the Barn Owl Funding Credit Agreement will not be available to pay the debts of the Company.
Pursuant to a warehouse collateral management agreement dated as of the Closing Date (the “Barn Owl Funding Collateral Management Agreement”), by and between Barn Owl Funding and the Company, the Company was appointed as collateral manager of Barn Owl Funding. The Company is not entitled to receive a fee for its services under the Barn Owl Funding Collateral Management Agreement and is performing its services in order to facilitate the Barn Owl Funding Debt Securitization.

Long Term Debt, Dividends and Covenants [Text Block]
Under the Barn Owl Funding Credit Agreement, Barn Owl Funding is permitted to borrow amounts in U.S. dollars. Amounts drawn under the Barn Owl Funding Credit Agreement will bear interest at the daily secured overnight financing rate published by the Federal Reserve Bank of New York (the “Daily SOFR”), in each case, plus a margin. Borrowings under the Barn Owl Funding Credit Agreement bear interest at Daily SOFR plus a spread of (x) prior to and excluding the
12-month
anniversary of the Closing Date, 1.15% and (y) thereafter, 1.65%. The Barn Owl Funding Credit Agreement contains customary covenants, including certain limitations on the activities of Barn Owl Funding, including limitations on incurrence of incremental indebtedness and customary events of default. The Lender under the Barn Owl Funding Credit Agreement is secured by a perfected first priority security interest in the assets of Barn Owl Funding and on any payments received by Barn Owl Funding in respect of those assets. Pursuant to the Barn Owl Funding Credit Agreement, Barn Owl Funding pledged its assets to the Lender under the Barn Owl Funding Credit Agreement. The assets pledged to the Lender pursuant to the Barn Owl Funding Credit Agreement will not be available to pay the debts of the Company.